REPORTING ENTITY - Sale of BAC Holding - Cash flow (Details) - COP ($) $ in Millions		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Effect of realization OCI to income		$ 458,930	$ (2,752,028)	$ 532,019
Net income from discontinued operations, net of tax			(866,166)	(1,627,312)
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax			(593,990)	(1,118,556)
Net cash provided (used in) operating activities		6,005,501	(222,124)	5,901,630
Cash flows from investing activities:
Net cash Provided (used) in investing activities		1,840,647	(13,012,475)	(6,601,941)
Net cash used in financing activities		(3,536,885)	(8,570,692)	(1,345,950)
Effect of foreign currency changes on cash and cash equivalents		(2,744,259)	3,588,921	4,663,555
Decrease in cash and cash equivalents			(1,393,602)
Increase (decrease) in cash and cash equivalents		1,565,004	(19,609,972)	2,617,294
Cash and cash equivalents at beginning of year		17,032,857	36,642,829	34,025,535
Cash and cash equivalents at end of year		18,597,861	17,032,857	36,642,829
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Effect of realization OCI to income			1,429,325
Net income from discontinued operations, net of tax			(866,166)
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax			(593,990)
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations	$ 1,108,049
Effect of realization OCI to income	376,703		1,429,325
Net income from discontinued operations, net of tax	731,346		(866,166)	(1,118,556)
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax	504,083
Increase (decrease) in working capital	1,108,049
Net cash provided (used in) operating activities			(1,359,709)
Cash flows from investing activities:
Loss of control in subsidiary			(17,570,390)	(18,963,992)
Proceeds from sale of investments in associates			2,645,914
Net cash Provided (used) in investing activities	2,645,914		(14,924,476)	(18,963,992)
Decrease in cash and cash equivalents			(1,393,602)	838,598
Increase (decrease) in cash and cash equivalents	2,645,914		(16,318,078)	(18,125,394)
Cash and cash equivalents at beginning of year		$ 2,645,914	18,963,992	18,125,394
Cash and cash equivalents at end of year	$ 2,645,914		$ 2,645,914	$ 18,963,992